Borrowings - Summary of Short-term Borrowing (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 504,998		₩ 338,927
Short-term borrowings [member] | NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 9,000
Annual interest rates description	COFIX(6M)+1.780
Short-term borrowings [member] | NongHyup Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.69%	4.69%
Short-term borrowings [member] | NongHyup Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.94%	4.94%
Short-term borrowings [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 105,000		4,500
Short-term borrowings [member] | Shinhan Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.84%	3.84%
Short-term borrowings [member] | Shinhan Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.44%	6.44%
Short-term borrowings [member] | Shinhan Bank 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 30,000
Annual interest rates description	CD(91D)+1.750
Short-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 27,201		16,000
Short-term borrowings [member] | Korea Development Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.63%	4.63%
Short-term borrowings [member] | Korea Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.20%	6.20%
Short-term borrowings [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 20,000		20,000
Annual interest rates description	KORIBOR(3M)+1.960
Short-term borrowings [member] | Industrial Bank Of Korea [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.88%	4.88%
Short-term borrowings	₩ 6,000		6,000
Short-term borrowings [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 5,000		5,000
Annual interest rates description	CD(91D)-0.020
Short-term borrowings [member] | KB SECURITIES [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.904%	5.904%
Short-term borrowings	₩ 94,822		71,000
Short-term borrowings [member] | Shinhan Investment [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			73,000
Short-term borrowings [member] | KIWOOM Securities [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			63,000
Short-term borrowings [member] | NH INVESTMENT SECURITIES [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.07%	5.07%
Short-term borrowings	₩ 20,000		53,000
Short-term borrowings [member] | Korea Investment Securities [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			10,000
Short-term borrowings [member] | HSBC [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.09%	5.09%
Short-term borrowings	₩ 23,451	$ 18,500	₩ 17,427	$ 14,700
Short-term borrowings [member] | IBK Securities [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.07%	5.07%
Short-term borrowings	₩ 20,000
Short-term borrowings [member] | Hi Investment Securities and Others [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.71%	3.71%
Short-term borrowings	₩ 99,524
Short-term borrowings [member] | Woori Bank One [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 30,000
Annual interest rates description	CD(91D)+1.430
Short-term borrowings [member] | Nong Hyup Bank One [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 15,000